Notes Related to the Consolidated Statement of Income (Loss) - Weighted Number of Shares (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Number of shares as of January 1 (1)	17,937,535	17,935,059	8,730,148
Share capital increase			2,640,409
Exercise of share warrants			€ 10,358
Free shares acquired		2,422
Weighted number of shares for the period	17,937,535	17,937,481	11,370,557